Warrants (Details Narrative) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Issuance of warrants to purchase of common stock shares	8,413,017	8,413,017
Weighted average exercise price of warrants	$ 1.78	$ 1.78
Warrant expiration date	Nov. 30, 2023
Minimum [Member]
Warrants exercise prices ranging	$ 1.30	$ 1.30	$ 93.00
Maximum [Member]
Warrants exercise prices ranging	$ 93.00